Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of actuarial assumptions [line items]
Discount rate	6.31%	4.54%
Expected return on plan assets	6.31%	4.54%
Expected rate of salary increase	6.30%	6.12%
Duration of defined benefit obligations	8 years	8 years
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	7.35%	5.85%
Average remaining tenure of investment portfolio	6 years	6 years
Guaranteed rate of return	8.15%	8.10%